Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share based compensation)	[1]	$ 1,643	$ 1,700	$ 2,028
Marketing and medical support		627	740	1,298
Depreciation and amortization		44	82	49
Shipping and delivery		490	282	200
Registration and marketing license fees		584	424	489
Selling and marketing		$ 3,388	$ 3,228	$ 4,064

[1]	The salary costs for the year ended December 31,2020 includes one time payment of $243 derived from restructuring astrategy at the EU Subsidiary